Consolidated Statement of (Loss)/Profit and Other Comprehensive (loss)/ Income € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares
IncomeStatementLineItems [Line Items]
Revenue	€ 14,415	€ 1,605	€ 4,144
Cost of sales			(20,088)
Gross profit (loss)	4,180	437	(15,944)
Operating expenses
Other income	1,358	881	199
Administration expenses	(11,696)	(16,460)	(15,835)
Research and development expense			(1,925)
Share-based payment (expense)/ credit	(1,562)	(2,189)	(1,393)
Impairment expense			(2,165)
Operating loss	(8,782)	(17,330)	(37,063)
Net finance income
Finance income			51
Interest payable and similar expense	(24)	(525)	58
Finance costs			(544)
Derivative financial instruments at FVTPL			6,886
Net finance income/ (costs)			6,451
Share of losses of equity-accounted investees			(245)
Exceptional items:
Profit / (loss) on deconsolidation due to insolvency	1,225	1,846
(Loss) / profit before tax	(5,072)	(15,254)	(30,857)
Income tax credit / (expense)			(159)
(Loss) / profit for the year	(4,980)	(15,279)	(31,016)
Exchange differences on translating foreign operations
Total comprehensive (loss) / income for the year	(7,269)	(15,279)	(31,016)
Less: net (income) / loss attributable to non controlling interest
Net income / (loss) attributable to HTOO stockholders	(5,720)	(15,300)
Less: total comprehensive (income) / loss attributable to non controlling interest
Basic (loss)/ earnings per share | (per share)			€ (74.11)
Diluted (loss)/ earnings per share | (per share)			€ (74.11)
Currently stated [member]
IncomeStatementLineItems [Line Items]
Revenue	14,415	1,605
Cost of sales	(10,235)	(1,168)
Gross profit (loss)	4,180	437
Operating expenses
Other income	1,358	881
Administration expenses	(11,696)	(16,460)
Research and development expense
Share-based payment (expense)/ credit	(1,562)	(2,189)
Impairment expense	(1,062)
Operating loss	(8,782)	(17,330)
Net finance income
Finance income	(883)	293
Interest payable and similar expense	(24)	(525)
Finance costs
Derivative financial instruments at FVTPL	3,392	462
Net finance income/ (costs)	2,485	230
Share of losses of equity-accounted investees
Exceptional items:
Profit / (loss) on deconsolidation due to insolvency	1,225	1,846
(Loss) / profit before tax	(5,072)	(15,254)
Income tax credit / (expense)	92	(25)
(Loss) / profit for the year	(4,980)	(15,279)
Exchange differences on translating foreign operations	(2,289)
Total comprehensive (loss) / income for the year	(7,269)	(15,279)
Less: net (income) / loss attributable to non controlling interest	874	(54)
Net income / (loss) attributable to HTOO stockholders	(4,106)	(15,333)
Less: total comprehensive (income) / loss attributable to non controlling interest	1,516	(54)
Total comprehensive (loss) / income attributable to HTOO stockholders	€ (5,753)	€ (15,333)
Basic (loss)/ earnings per share | (per share)	€ (3.07)	€ (29.05)
Diluted (loss)/ earnings per share | (per share)	€ (3.07)	€ (29.05)